INTANGIBLE ASSETS, NET - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
INTANGIBLE ASSETS, NET
Amortization expenses	¥ 34,495	$ 5,001	¥ 30,171	¥ 15,756
Acquired finite lived intangible assets
INTANGIBLE ASSETS, NET
Amortization expenses	34,495	$ 5,001	30,171	15,756
Impairment loss on intangible assets	¥ 0		¥ 0	¥ 0